United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/23

Date of Reporting Period: 11/30/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2023

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX
	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2022 through November 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2023, was 3.61%, 2.81%, 3.20%, 3.90%, and 3.92% for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares, respectively.
The total return of the Fund’s Blended Index1,2 was 8.04%, and the total return of the Morningstar Global Allocation Funds Average (MGAFA)3 was 4.01% for the same period. The Fund’s Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Global Aggregate Index (BGAI). The Fund’s and MGAFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and expenses, which were not reflected in the total return of any index.
During the reporting period, the Fund’s underperformance relative to its Blended Index was driven by its asset allocation decisions and equity security selection. Whereas the Fund’s fixed income security selection had very little impact on Fund relative performance during the reporting period.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the Blended Index.
Market Overview
Global equity markets4 ended the reporting period at higher levels compared to where they began in late 2022. The S&P 500 Index5 was up 13.84%, the Russell 3000 Index6 was up 12.58%, and the MSCI All Country World ex USA Index7 was up 9.88% for the reporting period. Global bond markets did not fare as well as equity markets but were still up. The BGAI reported a return of 2.05% during the reporting period. The paths for these markets during the reporting period, however, were characterized by significant volatility.
Markets had to contend with many issues during the reporting period. The most significant was the fact that the Federal Reserve (the “Fed”) continued to raise interest rates throughout 2023. This contributed first to the U.S. banking crisis in March of 2023 when three small-to-mid size U.S. banks failed. Both equity and bond markets fell leading up to and during this event. Markets did recover throughout the second quarter of 2023 but then started to decline again in the third quarter of 2023 as the Fed signaled a much higher for longer path for interest rates than expected. It was not until the end October that both the equity and bond markets started to recover and continued to climb until the end of the reporting period.
Annual Shareholder Report

Fund performance
During the reporting period, the Fund’s asset allocation strategies detracted from performance relative to its benchmark. The most significant contributors to this underperformance were the domestic equity large-cap industry group allocation, the domestic versus international allocation, and the domestic large-cap versus small-cap8 allocation.
The hedge overlay strategy was also a modest detractor from performance versus the Blended Index.
During the reporting period, the Fund’s equity security selection strategies collectively underperformed. The domestic large-cap and international large-cap strategies trailed their respective benchmarks while the domestic small-cap and emerging market9 equity strategies were generally in-line with their respective benchmarks.
During the reporting period, the Fund’s fixed income10 strategies also produced in-line performance, with modest outperformance from the domestic fixed income strategy offset by modest underperformance from the international fixed income strategy.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
The Fund’s broad-based security market indexes are the S&P 500 Index and the Bloomberg U.S. Aggregate Bond Index, which had total returns of 13.84% and 1.18%, respectively. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg U.S. Aggregate Bond Index.
3
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
4
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
5
The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
6
The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
7
The MSCI World ex USA Index captures large- and mid-cap representation across 22 of 23 Developed Markets countries–excluding the United States. With 982 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.*
Annual Shareholder Report

8
Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
9
Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
10
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Global Allocation Fund (the “Fund”) from November 30, 2013 to November 30, 2023, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Global Aggregate Index (BGAI) (the “Blended Index”),2 the Standard and Poor’s 500 Index (S&P 500),3 the Bloomberg US Aggregate Bond Index (BAB)4 and the Morningstar Global Allocation Funds Average (MGAFA).5 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2023

◾ Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
◾ Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2023
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-2.07%	3.14%	3.09%
Class C Shares	1.81%	3.51%	3.05%
Class R Shares	3.20%	3.87%	3.24%
Institutional Shares	3.90%	4.62%	3.98%
Class R6 Shares[6]	3.92%	4.65%	3.92%
Blended Index	8.04%	5.33%	4.67%
S&P 500	13.84%	12.52%	11.82%
BAB	1.18%	0.71%	1.37%
MGAFA	4.01%	4.42%	3.71%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BGAI. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BGAI is a measure of global investment-grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The BAB is a broad-based benchmark that measures the investment-grade, U.S. dollar- denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6
The Fund’s Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Class R6 Shares since Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Class R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	37.2%
International Equity Securities	21.0%
Emerging Markets Core Fund	9.5%
Foreign Debt Securities	9.0%
Corporate Debt Securities	6.7%
Mortgage Core Fund	6.6%
Project and Trade Finance Core Fund	1.5%
Asset-Backed Securities	1.4%
U.S. Treasury and Agency Securities	1.1%
Collateralized Mortgage-Backed Securities	0.7%
High Yield Bond Core Fund[2]	0.7%
Government Agencies	0.3%
Derivative Contracts[3]	0.2%
Mortgage-Backed Securities[4,5]	0.0%
Purchased Options[5]	0.0%
Bank Loan Core Fund[5]	0.0%
Cash Equivalents[6]	3.8%
Other Assets and Liabilities—Net[7]	0.3%
TOTAL	100.0%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2023, the Fund’s sector composition1 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	21.9%
Financials	16.2%
Health Care	11.6%
Consumer Discretionary	11.0%
Industrials	10.9%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	5.0%
Materials	4.2%
Real Estate	2.7%
Utilities	2.6%
TOTAL	100%

1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
November 30, 2023
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 58.2%
		Communication Services— 4.2%
694	[1]	Adevinta ASA	$ 7,182
15,171	[1]	Alphabet, Inc., Class A	2,010,613
13,125	[1]	Alphabet, Inc., Class C	1,757,700
17,252		AT&T, Inc.	285,866
2		Auto Trader Group PLC	18
12,036		Bharti Airtel Ltd.	146,853
2,258		Bollore SA	12,902
344	[1]	CarGurus, Inc.	7,437
8,047		Electronic Arts, Inc.	1,110,567
326		Elisa Communications Oyj	14,598
3,971		Etihad Etisalat Co.	48,903
9,917		Fox Corp.	292,948
2,963		Fox Corp.	81,957
559	[1]	Frontier Communications Parent, Inc.	12,237
450		Hellenic Telecommunication Organization SA	6,598
103,000		HKT Trust and HKT Ltd.	109,872
220	[1]	Imax Corp.	3,509
297	[1]	Iridium Communications, Inc.	11,316
27,404		Koninklijke KPN NV	93,949
2,150		KT Corp.	55,868
16,200	[1]	Kuaishou Technology	119,982
6,964		LG Uplus Corp.	56,635
5,048	[1]	Liberty Latin America Ltd.	34,478
6,041	[1]	Meta Platforms, Inc.	1,976,313
12,195	[1]	Mobile Telecommunications Co. Saudi Arabia	45,886
1,766		MTN Group Ltd.	9,625
8,478		NetEase, Inc.	191,715
3,303		Quebecor, Inc., Class B	73,292
1,123		Scout24 SE	78,008
830		Shutterstock, Inc.	36,445
48,600		SoftBank Corp.	590,083
4,267		Spark New Zealand Ltd.	13,630
99		Swisscom AG	57,738
1,808		Tegna, Inc.	27,717
5,499		Telefonica Brasil	58,944
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Communication Services— continued
75,194		Telefonica Deutschland Holding AG	$ 192,342
1,651		Telenor ASA	17,768
11,456		Telstra Group Ltd.	28,943
16,496		Tencent Holdings Ltd.	685,928
14,758		TIM S.A./Brazil	51,691
1,288	[1]	T-Mobile USA, Inc.	193,780
10,139		Verizon Communications, Inc.	388,628
13,626		Vivendi SA	128,916
13,431		WPP PLC	120,346
1,973	[1]	ZipRecruiter, Inc.	26,458
12,612	[1]	ZoomInfo Technologies, Inc.	181,234
		TOTAL	11,457,418
		Consumer Discretionary— 6.4%
211	[1]	Abercrombie & Fitch Co., Class A	16,013
705		Academy Sports and Outdoors, Inc.	35,863
60		Adidas AG	12,540
43,608	[1]	Alibaba Group Holding Ltd.	406,629
23,101	[1]	Amazon.com, Inc.	3,374,825
452		American Eagle Outfitters, Inc.	8,602
751	[1]	Aptiv PLC	62,213
2,527		Aristocrat Leisure Ltd.	67,892
332,800		Asset World Corp. PCL	35,010
361	[1]	Atmus Filtration Technologies, Inc.	7,899
4,173		Bayerische Motoren Werke AG	434,165
615		Berkeley Group Holdings PLC	36,110
1,004		Bloomin Brands, Inc.	23,433
191	[1]	Booking Holdings, Inc.	597,009
653		BorgWarner, Inc.	22,000
78		BRP, Inc.	4,817
5,753		Burberry Group PLC	106,415
4,070		BYD Co. Ltd.	109,016
1,300		BYD Co. Ltd.	36,329
1,259		Canadian Tire Corp. Ltd.	130,961
109	[1]	Cavco Industries, Inc.	30,823
19,226		Chongqing Changan Automobile Co. Ltd.	54,999
1,663	[1]	Churchill Capital Corp. IV	7,018
1,630		Cie Financiere Richemont SA	204,045
592	[1]	Coupang LLC	9,046
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
6,248	[1]	Custom Truck One Source, Inc.	$ 36,301
398	[1]	Dave & Buster’s Entertainment, Inc.	16,334
49		D’ieteren Group	8,373
12		Dillards, Inc., Class A	4,165
3,000		Eclat Textile Co. Ltd.	57,007
2,464	[1]	Everi Holdings, Inc.	25,749
2,060		Evolution AB	214,177
20,960		Feng Tay Enterprise Co. Ltd.	122,833
406		Flutter Entertainment PLC	63,469
9,279		Ford Motor Co.	95,203
239		Ford Otomotiv Sanayi A.S.	6,961
10,400		Fuyao Glass Industry Group Co. Ltd.	48,839
3,309		General Motors Co.	104,564
559		Gentex Corp.	16,999
1,240		Gildan Activewear, Inc.	44,887
562	[1]	Green Brick Partners, Inc.	26,667
171		Group 1 Automotive, Inc.	48,239
22,000		Haidilao International Holding Ltd.	43,855
12,600		Haier Smart Home Co. Ltd.	39,088
938		Hankook Tire Co. Ltd.	32,868
308		Harley-Davidson, Inc.	9,237
126		Hermes International	261,745
259	[1]	Hilton Grand Vacations, Inc.	8,873
6,845		Hilton Worldwide Holdings, Inc.	1,146,674
3,502		Home Depot, Inc.	1,097,842
1,800		Huizhou Desay Sv Automotive Co.	32,806
451		Hyundai Motor Co.	64,494
9,659		Indian Hotels Co. Ltd.	48,915
4		Installed Building Products, Inc.	602
1,452		International Game Technology PLC	38,812
205		Jack in the Box, Inc.	14,821
7,981	[1]	JD.com, Inc.	108,604
274		Jumbo SA	7,169
319		KB HOME	16,620
1,238		Kia Corp.	82,513
2,984		La Francaise des Jeux SAEM	108,067
215		La-Z-Boy, Inc.	7,566
146		Lear Corp.	19,527
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
5,681		Lennar Corp., Class A	$ 726,714
2,300	[1]	Li Auto, Inc.	42,274
1,911		Lowe’s Cos., Inc.	379,964
1		Magna International, Inc.	54
1,409		Marriott International, Inc., Class A	285,604
57		Maruti Suzuki India Ltd.	7,263
12,000		Mazda Motor Corp.	126,260
17,014	[1]	Meituan	196,137
337		Meritage Corp.	47,618
9,413		MGM Resorts International	371,249
14,756		Michelin, Class B	495,215
48,600		Minor International PCL	37,682
2,200		Momo.com, Inc.	36,366
624		Movado Group, Inc.	16,318
906		Next PLC	90,926
2,900		Ningbo Tuopu Group Co. Ltd.	30,009
150	[1]	ODP Corp./The	6,833
463		OPAP SA	7,400
122	[1]	O’Reilly Automotive, Inc.	119,850
1,945	[1,2]	Ozon Holdings PLC, ADR	0
43,900		Panasonic Holdings Corp.	452,902
356		Patrick Industries, Inc.	29,206
7,010		Pearson PLC	83,048
111	[1]	Phinia, Inc.	2,831
3,358	[1]	Prosus NV	111,287
3,491		Pulte Group, Inc.	308,674
649	[1]	QuantumScape Corp.	4,115
1,504	[1]	Rivian Automotive, Inc.	25,207
56,556		Samvardhana Motherson International Ltd.	62,530
775	[1]	SeaWorld Entertainment, Inc.	37,897
28,700		Sekisui Chemical Co.	407,303
14,000		Sekisui House Ltd.	286,493
125		Signet Jewelers Ltd.	10,273
295		Six Flags Entertainment Corp.	7,346
6,585		Sona Blw Precision Forgings Ltd.	44,071
464	[1]	Target Hospitality Corp.	5,062
6,244	[1]	Tesla, Inc.	1,499,060
33,180	[1]	The Lottery Corp.	100,985
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
118		Thor Industries, Inc.	$ 11,690
2,172		Titan Industries Ltd.	90,768
4,298		TJX Cos., Inc.	378,697
351	[1]	Tri Pointe Homes, Inc.	10,242
350	[1]	Trip.com Group Ltd.	12,332
1,330		Tube Investments of India Ltd.	53,496
274	[1]	Ulta Beauty, Inc.	116,721
423		Upbound Group, Inc.	12,309
15,900		USS Co. Ltd.	310,724
49	[1]	Visteon Corp.	5,815
181		Winnebago Industries, Inc.	11,698
11,236		Woolworths Holdings Ltd.	40,233
535	[1,3]	XPEL, Inc.	24,449
22,000		Yadae Group Holdings Ltd.	41,497
2,012		Yum China Holding, Inc.	86,878
10,000		Zhongsheng Group Holdings	23,752
		TOTAL	17,698,464
		Consumer Staples— 4.0%
3,800		Ajinomoto Co., Inc.	141,245
96,000		Alibaba Health Information Technology Ltd.	54,567
1,034		Alimentation Couche-Tard, Inc.	58,979
27,673		Altria Group, Inc.	1,163,373
26,382		Ambev SA	73,378
2,027		Anheuser-Busch InBev NV	127,480
7,530		Arca Continental, S.A.B. de C.V.	76,780
109		Archer-Daniels-Midland Co.	8,037
2,335	[1]	Avenue Supermarts Ltd.	110,616
277	[1]	Bellring Brands, Inc.	14,653
2,655		Bid Corp. Ltd.	58,196
4,799		BIM Birlesik Magazalar AS	51,187
501		Cal-Maine Foods, Inc.	24,008
2,822		Carlsberg A/S, Class B	349,889
67	[1]	Chefs Warehouse, Inc.	1,802
1		Chocoladefabriken Lindt & Sprungli AG	122,158
69		Coca-Cola Bottling Co.	50,682
5,895		Coca-Cola Femsa S.A.B. de C.V.	49,849
1		Coca-Cola HBC AG	28
4,622		Compania Cervecerias Unidas SA	28,300
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
1,259		Danone SA	$ 80,850
13,124		Diageo PLC	459,360
501	[1]	elf Beauty, Inc.	59,163
30,920		Endeavour Group Ltd.	100,833
1,284		Fomento Economico Mexicano, S.A. de C.V.	16,332
106		George Weston Ltd.	12,432
1,100		Guangdong Haid Group Co. Ltd.	6,819
2,056	[1]	HelloFresh SE	31,434
305		Henkel AG & Co. KGAA	21,251
13,966		Imperial Brands PLC	326,081
34		Ingles Markets, Inc., Class A	2,775
14,735		ITC Ltd.	77,191
16,950	[1]	JD Health International, Inc.	80,830
656		Jeronimo Martins SGPS SA	16,209
369		Kerry Group PLC	29,910
635		Kesko	12,155
22,300		Kirin Holdings Co. Ltd.	314,099
6,277		Koninklijke Ahold NV	181,528
493		Korea Tobacco & Ginseng Corp.	33,672
3,000		Kroger Co.	132,810
1,718		Loblaw Cos. Ltd.	148,131
829		L’Oreal SA	389,947
1		Lotus Bakeries	8,712
12,276		Mondelez International, Inc.	872,332
10,444	[1]	Monster Beverage Corp.	575,987
1,049		Mowi ASA	18,655
5,700		Nestle SA	648,835
800		Nongfu Spring Co. Ltd.	4,568
1,765		Orkla ASA	13,008
58		PriceSmart, Inc.	3,909
8,819		Procter & Gamble Co.	1,353,893
17,600		PT Indofood Sukses Makmur	7,294
1,033	[1]	Raia Drogasil SA	5,893
170		Salmar ASA	9,323
246		Sanfilippo (John B. & Sons), Inc.	22,642
1,300		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	43,549
3,906		Shoprite Holdings Ltd.	53,320
81		SpartanNash Co.	1,796
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
252	[1]	Sprouts Farmers Market, Inc.	$ 10,856
445		Sysco Corp.	32,116
48,666		Tesco PLC	175,838
74		The Anderson’s, Inc.	3,690
6,402		The Coca-Cola Co.	374,133
11	[1]	The Simply Good Foods Co.	426
6,000		Tsingtao Brewery Co. Ltd.	39,680
2,400		Tsingtao Brewery Co. Ltd.	25,112
135	[1]	United Natural Foods, Inc.	1,964
51	[1]	Vita Coco Co., Inc./The	1,431
9,201		WalMart, Inc.	1,432,504
39		Weis Markets, Inc.	2,354
104		Woolworth’s Ltd.	2,400
		TOTAL	10,845,239
		Energy— 2.9%
763		Aker BP ASA	21,742
9,557		ARC Resources Ltd.	152,411
190,300		Banpu Public Co. Ltd.	40,321
24,078		BP PLC	145,828
64		California Resources Corp.	3,277
5,062		Chevron Corp.	726,903
12,000		China Oilfield Services Ltd.	12,912
4,891		ConocoPhillips	565,253
215		CONSOL Energy, Inc.	22,934
1,182		CVR Energy, Inc.	37,552
408		DHT Maritime, Inc.	4,064
151,800		Dialog Group Berhad	72,015
19,600		ENEOS Holdings, Inc.	77,056
2,145		Equinor ASA	68,645
4,144		Exxaro Resources Ltd.	41,339
6,196		Exxon Mobil Corp.	636,577
1,155		Galp Energia SGPS SA	17,167
304	[1]	Gulfport Energy Corp.	41,660
1,038		Helmerich & Payne, Inc.	37,607
2,013		HF Sinclair Corp.	105,642
697		Hyundai Robotics Co. Ltd.	32,514
6,004		Imperial Oil Ltd.	338,263
845		International Seaways, Inc.	38,566
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— continued
2,230		Liberty Energy, Inc.	$ 44,266
7,105		Marathon Petroleum Corp.	1,059,995
1,086		MOL Hungarian Oil & Gas PLC	8,647
156		Motor Oil (Hellas) Corinth Refineries SA	4,211
991		Neste Oyj	37,778
4,964	[1]	Newpark Resources, Inc.	34,500
350		OMV AG	14,908
6,238		ORLEN SA	92,201
1,053		PBF Energy, Inc.	46,753
1,678		Peabody Energy Corp.	40,004
99,177		PetroChina Co. Ltd.	65,086
57,000		PetroChina Co. Ltd.	57,368
22,902		Petroleo Brasileiro SA	175,416
80,000		PT Adaro Energy Indonesia TBK	13,514
27,700		PT United Tractors	39,131
23,300		PTT Public Co. Ltd.	23,035
3,356		Reliance Industries Ltd.	95,786
33,518		Repsol SA	514,487
2,970		Santos Ltd.	13,573
751		Scorpio Tankers, Inc.	41,222
3,700		Shanxi Lu’an Environmental Energy Development Co. Ltd.	11,351
17,828	[1]	Shell PLC, Rights	577,822
8,048		Suncor Energy, Inc.	265,351
12,123	[2]	Tatneft	0
192	[1]	Teekay Corp.	1,325
96		Teekay Tankers Ltd., Class A	4,770
4,949		TotalEnergies SE	336,990
9,508		Tupras Turkiye Petrol Rafinerileri A.S.	50,345
1,452	[1]	US Silica Holdings, Inc.	16,379
8,211		Valero Energy Corp.	1,029,331
6,147		Woodside Energy Group Ltd.	125,424
		TOTAL	8,081,217
		Financials— 9.4%
21,334		3i Group PLC	602,805
9,820		ABSA Group Ltd.	90,641
42,860		Aegon Ltd.	234,747
2,217		Aflac, Inc.	183,368
374		Ageas	16,085
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
3,465		AIB Group PLC	$ 16,085
5,255		Alpha Bank AE	8,921
1,517	[1]	AlTi Global, Inc.	11,484
1,088		Amalgamated Financial Corp.	22,848
2,367	[1]	Ambac Financial Group, Inc.	34,913
3,093		Ameriprise Financial, Inc.	1,093,406
15,000		AMMB Holdings Bhd	12,757
15,768		Arab National Bank	100,897
642	[1]	AssetMark Financial Holdings, Inc.	16,461
3,925	[1]	AvidXchange Holdings, Inc.	41,880
4,157		Aviva PLC	21,926
11,756		AXA SA	366,248
29,364		B3 S.A. - Brasil Bolsa Balcao	79,345
1,120		Bajaj Finance Ltd.	95,795
2,983		Banco Bilbao Vizcaya Argentaria SA	27,736
18,701		Banco Bradesco SA	54,256
2,860		Banco de Oro	6,877
19,711		Banco del Bajio SA	63,144
1,639		Banco Do Brasil SA	18,071
927,477		Banco S.A.ntander Chile SA	45,515
21,650		Bank AlJazira	97,996
27,195		Bank Hapoalim BM	230,087
2,574		Bank Leumi Le-Israel	19,282
12,173		Bank of America Corp.	371,155
174,388		Bank of China Ltd.	64,244
81,456		Bank of Communications Ltd.	48,073
2,535		Bank of Ireland Group PLC	23,718
29		Bank of Nova Scotia, Toronto	1,297
937		Banner Corp.	42,296
17,278		BB Seguridade Participacoes SA	109,873
4,989	[1]	Berkshire Hathaway, Inc., Class B	1,796,040
713		BNP Paribas SA	44,901
103,500		BOC Hong Kong (Holdings) Ltd.	277,743
2,082		Brightsphere Investment Group, Inc.	36,331
73		Byline Bancorp, Inc.	1,459
2,189		CaixaBank SA	9,851
3,695	[1]	Cantaloupe, Inc.	26,124
285		Capital City Bank Group, Inc.	7,621
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
94,000		China CITIC Bank Corp. Ltd.	$ 42,505
251,501		China Construction Bank Corp.	145,411
1,045		China Merchants Bank Co. Ltd.	3,655
20,000		China Pacific Insurance Group Co. Ltd.	42,246
25,800		CIMB Group Holdings Berhad	31,297
173	[1]	Coastal Financial Corp.	6,759
14,787		Commerzbank AG, Frankfurt	180,918
23,298		Corebridge Financial, Inc.	489,957
14		Daewoo Securities Co.	78
40,400		Daiwa Securities Group, Inc.	261,038
16,100		DBS Group Holdings Ltd.	382,672
7,470		Discover Financial Services	694,710
2,233		DNB Bank ASA	42,529
5	[1]	Donnelley Financial Solutions, Inc.	295
1,073		East West Bancorp, Inc.	67,513
1,091		Enterprise Financial Services Corp.	42,778
18,391		Equitable Holdings, Inc.	564,420
816		Erste Group Bank AG	32,992
572		Essent Group Ltd.	27,650
6,399		Eurobank Ergasias SA	11,776
682		Evertec, Inc.	25,214
556		Fairfax Financial Holdings Ltd.	511,059
158		Federal Agricultural Mortgage Association, Class C	26,203
2,436		First BanCorp	36,540
1,072		First Financial Corp.	41,004
589		First Merchants Corp.	18,065
20,552		FirstRand Ltd.	73,529
311	[1]	Flywire Corp.	7,246
480		Gjensidige Forsikring ASA	8,078
3,546		Great-West Lifeco, Inc.	113,335
87	[1]	Green Dot Corp.	698
816		Greene County Bancorp, Inc.	20,482
219		Groupe Bruxelles Lambert SA	17,382
1,870		Grupo Financiero Banorte S.A. de C.V.	17,401
21,231		Grupo Financiero Inbursa, S.A. de C.V., Class O	52,074
1,323		Hana Financial Holdings	42,753
2,427		Hanmi Financial Corp.	40,385
7,512		Hartford Financial Services Group, Inc.	587,138
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
562		HDFC Bank Ltd.	$ 10,524
1,360		Heartland Financial USA, Inc.	42,065
4,544		Heritage Commerce Corp.	38,579
3,400		Hithink RoyalFlush Information Network Co. Ltd.	67,076
13,500		Huatai Securities Co. Ltd.	27,155
8,054		iA Financial Corp, Inc.	537,804
22,571		ICICI Bank Ltd.	253,516
4,467		ICICI Lombard General Insurance Co. Ltd.	79,756
70,813		Industrial & Commercial Bank of China	33,537
280		JPMorgan Chase & Co.	43,702
8,332		Julius Baer Gruppe AG	422,135
1,906		KB Financial Group, Inc.	77,156
587		KBC Groupe	33,643
85,373		KeyCorp	1,057,771
178		Komercni Banka A.S.	5,511
4,543		Kotak Mahindra Bank Ltd.	95,738
11,800		Krung Thai Bank PLC	6,107
111,517		Legal & General Group PLC	324,155
5,877	[1]	LendingClub Corp.	37,025
3,463		Macquarie Group Ltd.	386,016
33,600		Malayan Banking BHD	64,766
8,847		Manulife Financial Corp.	173,295
4,510		Mastercard, Inc.	1,866,373
28,430		Mediobanca Spa	333,655
225		Meritz Finance Holdings Co.	9,667
905		MetLife, Inc.	57,585
82,500		Metro Bank and Trust Co.	74,249
154		Midland States Bancorp, Inc.	3,477
21,500		Mitsubishi UFJ Financial Group, Inc.	184,135
1		Mizrahi Tefahot Bank Ltd.	36
10,600		Mizuho Financial Group, Inc.	179,849
791		Moneta Money Bank AS	3,092
915		Moody’s Corp.	333,938
1,000		Muenchener Rueckversicherungs-Gesellschaft AG	425,364
1,302		National Bank of Greece	8,902
145	[1]	NCR Atleos Corp.	3,220
900		New China Life Insurance Co. Ltd.	3,949
57	[1]	NMI Holdings, Inc.	1,568
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
1,300		OFG Bancorp.	$ 43,628
1,498		Old Second Bancorp, Inc.	21,107
22,600		ORIX Corp.	412,612
7,118	[1]	Oscar Health, Inc.	60,503
574		OTP Bank RT	23,853
10,585		Oversea-Chinese Banking Corp. Ltd.	99,561
3	[1]	Palomar Holdings, Inc.	176
15		Partners Group Holding AG	19,811
1,237	[1]	Payoneer Global, Inc.	6,408
1,465	[1]	Paysafe Ltd.	14,811
131,000		People’s Insurance, Co. (Group) of China Ltd.	42,467
48,200		People’s Insurance, Co. (Group) of China Ltd.	34,160
70,000		PICC Property and Casualty Co. Ltd., Class H	81,280
24,200		Ping An Bank Co. Ltd.	32,871
1,593		Piraeus Bank SA	5,651
4,848		Popular, Inc.	357,734
80,000		Postal Savings Bank of China Co. Ltd.	35,705
1,135		Powszechny Zaklad Ubezpieczen SA	12,941
70,400		PT Bank Central Asia	40,787
161,400		PT Bank Negara Indonesia	54,949
271,900		PT Bank Rakyat Indonesia Tbk	92,729
17,400		Public Bank Berhad	15,953
37,235		QBE Insurance Group Ltd.	380,605
5,862		Rand Merchant Investment Holdings Ltd.	12,883
2,172	[1]	Repay Holdings Corp.	16,290
2,600		Resona Holdings, Inc.	13,491
1,393		Royal Bank of Canada	125,878
1,066		Sampo Oyj, Class A	46,677
6,371		Saudi British Bank/The	59,041
17,448		Saudi Investment Bank/The	69,767
3,126		SBI Life Insurance Co. Ltd.	53,776
1,106		Shinhan Financial Group Co. Ltd.	31,665
140	[1]	Siriuspoint Ltd.	1,495
532	[1]	Skyward Specialty Insurance Group, Inc.	17,396
1,697		Societe Generale, Paris	42,679
35		Sofina	7,790
10,191		St. James’s Place Capital PLC	83,623
6,912		Standard Bank Group Ltd.	73,593
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
10,017		State Bank of India	$ 68,007
268	[1]	StoneX Group, Inc.	16,413
7,717		Suncorp Group Ltd.	71,296
566		Swiss Re AG	66,780
89,822		Taishin Financial Holdings Co.	52,694
358,100		Thai Military Bank	15,684
3,310		The National Commercial Bank	30,855
5,628		The Travelers Cos., Inc.	1,016,529
628		Tiptree, Inc.	11,706
31,131		U.S. Bancorp	1,186,714
23,348		UniCredit SpA	635,676
1,200		United Overseas Bank Ltd.	24,457
3,956		Visa, Inc., Class A	1,015,426
684		WestAmerica Bancorp.	34,686
2,628		Willis Towers Watson PLC	647,276
2,635		Woori Financial Group, Inc.	26,558
9		Zurich Insurance Group AG	4,504
		TOTAL	25,961,785
		Health Care— 6.8%
12,495		Abbott Laboratories	1,303,104
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
3,412	[1]	Adaptive Biotechnologies Corp.	14,945
179	[1]	Addus Homecare Corp.	15,609
6,063		Agilent Technologies, Inc.	774,851
3,672		Alcon, Inc.	276,982
4,618	[1]	Alector, Inc.	25,030
4,803		Amgen, Inc.	1,295,081
427	[1]	AMN Healthcare Services, Inc.	28,951
6,268	[1]	Amneal Pharmaceuticals, Inc.	27,015
183	[1]	Apollo Medical Holdings, Inc.	6,081
127	[1]	Argenx SE	56,319
34,000		Astellas Pharma, Inc.	415,599
1,300		Asymchem Laboratories (Tianjin) Co., Ltd.	26,314
79,100		Bangkok Dusit Medical Services Public Co., Ltd.	59,051
189	[1]	Biogen, Inc.	44,241
682		Biomerieux	73,381
684		Carl Zeiss Meditec AG	61,303
28,000		China Medical System Holding Ltd.	53,872
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
3,920		Cipla Ltd.	$ 57,057
26		Cochlear Ltd.	4,696
207	[1]	Corvel Corp.	43,234
60,000		CSPC Pharmaceutical Group Ltd.	54,152
6,085	[1]	Cytek Biosciences, Inc.	42,230
343		Danaher Corp.	76,595
862		Dr. Reddy’s Laboratories Ltd.	59,849
343		Ebos Group Ltd.	7,820
2,683		Elevance Health, Inc.	1,286,472
3,624		Eli Lilly & Co.	2,141,929
152		Embecta Corp.	2,788
232		Ensign Group, Inc.	24,840
1,324		Fisher & Paykel Healthcare Corp. Ltd.	19,198
331		Gedeon Richter Rt	8,343
13,233	[1]	Geron Corp.	25,540
7,739		Gilead Sciences, Inc.	592,807
9,776		GSK PLC	175,827
165		Hanmi Pharmaceutical Co. Ltd.	39,243
21,477		Hikma Pharmaceuticals PLC	468,511
1,763	[1]	HilleVax, Inc.	24,171
3,152	[1]	Icosavax, Inc.	31,898
202	[1]	ImmunityBio, Inc.	743
304	[1]	Inmode Ltd.	7,220
2,748	[1]	Intuitive Surgical, Inc.	854,188
3,158		Ipsen SA	356,569
23	[1]	iRadimed Corp.	1,011
59	[1]	iTeos Therapeutics, Inc.	552
1,148		Koninklijke Philips NV	23,484
702	[1]	Lantheus Holdings, Inc.	50,277
148		LeMaitre Vascular, Inc.	7,800
12,787	[1]	Lyell Immunopharma, Inc.	22,121
7,591	[1]	Max Healthcare Institute Ltd.	56,555
15,470		Merck & Co., Inc.	1,585,366
1,239		Merck KGAA	216,069
4,113	[1]	MiMedx Group, Inc.	31,958
3,224	[1]	Mineralys Therapeutics, Inc.	21,472
9,367	[1]	Nautilus Biotechnology, Inc.	25,759
4,548		Novartis AG	444,719
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
7,234		Novo Nordisk A/S	$ 736,353
5,668	[1]	Omniab, Inc.	24,883
4,600		Ono Pharmaceutical Co. Ltd.	84,534
735	[1]	Option Care Health, Inc.	21,866
260		Orion Oyj	10,319
2,203		Owens & Minor, Inc.	43,796
109		Patterson Cos., Inc.	2,770
225	[1]	PetIQ, Inc.	3,919
1,399	[1]	Progyny, Inc.	48,070
1,261	[1]	Revolution Medicines, Inc.	29,419
87	[1]	Samsung Biologics Co. Ltd.	48,935
509	[1]	Sana Biotechnology, Inc.	2,067
1	[1]	Scilex Holding Co.	1
1,200		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	48,949
16,939		Sinopharm Group Co. Ltd.	42,080
10,950	[1]	SomaLogic, Inc.	30,879
10,762		Sonic Healthcare Ltd.	207,666
1,740		Sonova Holding AG	503,304
71		Straumann Holding AG	9,768
12,618	[1]	Summit Therapeutics, Inc.	25,615
5,151		Sun Pharmaceutical Industries Ltd.	75,716
4,300		Terumo Corp.	137,277
557	[1]	Tyra Biosciences, Inc.	6,522
301		UCB SA	22,277
128	[1]	UFP Technologies, Inc.	21,307
3,842		UnitedHealth Group, Inc.	2,124,511
971	[1]	Vertex Pharmaceuticals, Inc.	344,520
1,575	[1]	Vir Biotechnology, Inc.	14,947
1,200		WuXi AppTec Co. Ltd.	14,068
3,700		WuXi AppTec Co. Ltd.	42,862
700		Yunnan Baiyao Group Co. Ltd.	4,942
2,837		Zoetis, Inc.	501,213
		TOTAL	18,690,681
		Industrials— 6.3%
64		A P Moller-Maersk A/S	99,208
1,455		ABB Ltd.	57,774
15,550		Aboitiz Equity Ventures, Inc.	13,095
1	[1]	Air Canada	13
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
63,164		Alfa, S.A. de C.V., Class A	$ 46,004
111		Apogee Enterprises, Inc.	5,006
333		Applied Industrial Technologies, Inc.	53,303
375	[1]	Atkore, Inc.	48,713
6,397		Atlas Copco AB, Class A	98,768
6,515		Atlas Copco AB, Class B	86,025
2,835		Auckland International Airport Ltd.	13,853
1,645		Automatic Data Processing, Inc.	378,218
235,500		Bangkok Expressway and Metro PCL	52,375
34		Barrett Business Services, Inc.	3,738
386	[1]	Beacon Roofing Supply, Inc.	31,019
17,446		Beijer AB G&L	193,482
32,346		Bharat Electronics Ltd.	56,641
775		Bidvest Group Ltd.	9,676
34	[1]	BlueLinx Holdings, Inc.	2,987
444		Boise Cascade Co.	48,529
8,259		Bouygues SA	314,059
16,549		Brambles Ltd.	145,957
4,800		Brenntag AG	414,482
1,192		Brookfield Business Corp.	21,694
413	[1]	Builders Firstsource, Inc.	55,387
5,170		Caterpillar, Inc.	1,296,222
803	[1]	CBIZ, Inc.	46,486
2,068		Cintas Corp.	1,144,121
2,804		Compagnie de St. Gobain	182,744
172		Computershare Ltd.	2,683
28	[1]	CoreCivic, Inc.	405
1,584		Costamare, Inc.	16,014
416		CRA International, Inc.	39,424
49		CSG Systems International, Inc.	2,410
30,178		CSX Corp.	974,749
4,700		Dai Nippon Printing Co. Ltd.	131,929
3,190		Deere & Co.	1,162,468
543		Doosan Bobcat, Inc.	19,219
1,838		Emcor Group, Inc.	390,612
169		Encore Wire Corp.	31,147
661		Enerpac Tool Group Corp.	18,045
1,929		Epiroc AB	35,991
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
18,000		Evergreen Marine Corp., Taiwan Ltd.	$ 64,558
6,808		Expeditors International Washington, Inc.	819,275
3,848		Fortune Brands Innovations, Inc.	263,319
189	[1]	GMS, Inc.	12,784
21,773		Groupe Eurotunnel SE	397,871
843		GS Holdings Corp.	26,959
838		H&E Equipment Services, Inc.	37,132
388	[1]	Hub Group, Inc.	29,313
351	[1]	Huron Consulting Group, Inc.	36,564
5,733		Hyundai Merchant Marine Co., Ltd.	68,883
678		IMCD Group NV	104,858
9,161		Indian Railway Catering & Tourism Corp., Ltd.	77,367
13,797		Indutrade AB	303,443
14,300		Itochu Corp.	556,472
1,632	[1]	Janus International Group, Inc.	17,218
98,100	[1]	JD Logistics, Inc.	120,660
3,281	[1]	JELD-WEN Holding, Inc.	52,430
353		Kingspan Group PLC	28,020
1,274		Koc Holding A.S.	6,254
3,300		Komatsu Ltd.	84,135
787		Kone Corp. OYJ, Class B	35,056
209		Kongsberg Gruppen ASA	8,969
1,706		Korean Air Co. Ltd.	29,711
915		Korn Ferry	47,342
963		Kuehne & Nagel International AG	278,746
16,500		LIXIL Group Corp.	200,800
2,624		Lockheed Martin Corp.	1,174,949
26,100		Malaysia Airports Holdings Berhad	40,247
435	[1]	Masonite International Corp.	38,650
33,200		Metallurgical Corp of China Ltd.	14,440
1,563		Metso Corp.	15,397
2,700		Mitsui & Co.	97,858
550	[1]	MRC Global, Inc.	5,687
26	[1]	MYR Group, Inc.	3,235
252		Mytilineos Holdings SA	10,076
900		Nari Technology Development Co., Ltd.	2,780
42,722		NIBE Industrier AB	253,295
2,344		Northrop Grumman Corp.	1,113,775
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
9,700		Obayashi Corp.	$ 81,737
174	[1]	P.A.M. Transportation Services, Inc.	3,282
10,948		Pan Ocean Co. Ltd.	38,444
96,900		Persol Holdings Co. Ltd.	167,003
541		Primoris Services Corp.	16,425
140,500		PT Astra International Tbk	48,965
945		Randstand NV	56,175
4,746		Relx PLC	182,568
396		Rheinmetall AG	119,053
11,507	[1]	Rumo SA	53,537
8,500		S.F Holding Co. Ltd.	50,378
745		Safran SA	131,166
17,600		SG Holdings Co. Ltd.	254,057
402		SK Holdings Co. Ltd., Class A	51,041
21,584		Smiths Group PLC	449,898
258	[1]	Sterling Construction Co., Inc.	16,386
900		Sungrow Power Supply Co., Ltd.	10,513
784		Terex Corp.	38,808
215		Textainer Group Holdings Ltd.	10,584
4,294		TFI International, Inc.	508,084
796	[1]	Titan International, Inc.	10,404
596	[1]	Titan Machinery, Inc.	13,625
1,900		Toppan Holdings, Inc.	44,487
116		Trane Technologies PLC	26,148
452	[1]	TriNet Group, Inc.	52,400
160		UFP Industries, Inc.	17,541
933		Universal Truckload Services, Inc.	23,082
1,120		Wartsila OYJ, Class B	15,466
10,126		Weg SA	70,338
33,000		Weichai Power Co. Ltd., Class H	60,666
9,922	[1]	Willscot Corp.	413,946
8,500		Yamato Holdings Co. Ltd.	150,893
		TOTAL	17,410,303
		Information Technology— 12.7%
3,000		Accton Technology Corp.	51,303
2,176	[1]	ACM Research, Inc.	36,209
152	[1]	Agilysys, Inc.	13,086
758	[1]	Alarm.com Holdings, Inc.	41,296
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
25,800	[1]	Allegro MicroSystems, Inc.	$ 702,276
1,492		Amkor Technology, Inc.	42,030
244	[1]	AppFolio, Inc.	46,177
36,674		Apple, Inc.	6,966,226
2,008		Applied Materials, Inc.	300,758
4,499	[1]	AppLovin Corp.	168,623
17,000		ASE Industrial Holding Co. Ltd.	69,779
1,043		ASML Holding N.V.	710,099
26	[1]	Axcelis Technologies, Inc.	3,231
15,700		Azbil Corp.	506,798
199		Badger Meter, Inc.	29,327
30		Bel Fuse, Inc.	1,623
189		Belden, Inc.	12,557
864	[1]	Blackline, Inc.	49,982
1,041		Broadcom, Inc.	963,685
8,500		BYD Electronic International Co. Ltd.	38,834
2,087	[1]	CGI, Inc., Class A	212,199
66,000		Chinasoft International Ltd.	56,594
25,834		Cisco Systems, Inc.	1,249,849
14,024		Cognizant Technology Solutions Corp.	987,009
4,474	[1]	Confluent, Inc.	94,938
1,101		Dassault Systemes SA	51,654
11,400		Delta Electronics (Thailand) PLC	25,237
16,000		Delta Electronics, Inc.	161,583
240		Elm Co.	47,650
1,000		eMemory Technology, Inc.	80,089
997	[1]	EngageSmart, Inc.	22,742
296	[1]	Fabrinet	47,922
18,080	[1]	Fortinet, Inc.	950,285
13,900		Foxconn Industrial Internet Co., Ltd.	29,510
16,590		Gen Digital, Inc.	366,307
2,534	[1]	Gitlab, Inc.	122,494
1,000		Global Unichip Corp.	52,972
3,000		Globalwafers Co. Ltd.	56,159
36	[1]	Ichor Holdings Ltd.	941
7,788		Infineon Technologies AG	301,522
10,385		Infosys Ltd.	181,324
35,000		Inventec Co. Ltd.	47,176
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
7,580		Ja Solar Technology Co. Ltd.	$ 21,176
6,903		Jinko Solar Co Ltd.	8,605
10,867	[1]	Lattice Semiconductor Corp.	636,263
11,600		Lens Technology Co. Ltd.	21,267
15,000		Lite-On Technology Corp.	52,967
763		Logitech International SA	66,612
6,100		LONGi Green Energy Technology Co. Ltd.	18,175
764		LTIMindtree Ltd.	50,658
4,154		Microchip Technology, Inc.	346,610
17,107		Microsoft Corp.	6,482,013
8,000		Micro-Star International Co.	47,059
10,000		Nan Ya Printed Circuit Board Corp.	79,316
12,650		Nokia Oyj	44,387
3,300		Nomura Research Institute Ltd.	92,646
6,030		NVIDIA Corp.	2,820,231
11,077	[1]	ON Semiconductor Corp.	790,122
3,206		Open Text Corp. - OLD	128,268
12,500		Oracle Corp.	1,452,625
56,595	[1]	Palantir Technologies, Inc.	1,134,730
540	[1]	PDF Solutions, Inc.	16,195
442	[1]	Perficient, Inc.	27,351
1,777	[1]	Photronics, Inc.	37,548
7,000		Prime View International Co., Ltd.	41,069
755		Progress Software Corp.	40,664
238	[1]	Qualys, Inc.	43,992
12,000		Quanta Computer, Inc.	77,586
57,300		Ricoh Co. Ltd.	467,397
5,631		Sage Group PLC/The	80,530
12,103		Samsung Electronics Co. Ltd.	681,638
60		Samsung SDI Co. Ltd.	22,005
458		Samsung SDS Co. Ltd.	59,709
449	[1]	Sanmina Corp.	22,499
1,377		SAP SE	217,680
1,600		Shanghai Baosight Software Co. Ltd.	9,427
1,634		SK Hynix, Inc.	170,000
1,602	[1]	Sprinklr, Inc.	25,119
75	[1]	SPS Commerce, Inc.	12,921
3,307		STMicroelectronics N.V.	157,421
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,600		Sumco Corp.	$ 23,806
222	[1]	Super Micro Computer, Inc.	60,710
57,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,050,832
3,676		Tata Consultancy Services Ltd.	154,059
1,317	[1]	Teradata Corp.	62,228
6,700		Tongwei Co. Ltd.	23,035
6,451		Trina Solar Co. Ltd.	24,415
14,645	[1]	UiPath, Inc.	289,385
16,000		Unimicron Technology Corp.	90,846
78,568		United Microelectronics Corp.	123,097
19,822	[1]	Unity Software, Inc.	584,947
1,036	[1]	Veeco Instruments, Inc.	29,557
1,613		Vishay Intertechnology, Inc.	35,857
1		Wisetech Global Ltd.	44
1,000		Wiwynn Corp.	55,960
283	[1]	Xero Ltd.	19,316
11,800		ZTE Corp.	25,777
		TOTAL	35,058,407
		Materials— 2.4%
7,361	[1]	ADMA Biologics, Inc.	27,236
1,339		Air Liquide SA	253,364
44,236	[2]	Alrosa AO	0
137		Asian Paints (India) Ltd.	5,136
13,265	[1]	Berry Global Group, Inc.	877,082
1		Boliden AB	27
3,401	[2]	Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	17,840
4,986		Clariant AG	74,636
14,071	[1]	Cleveland-Cliffs, Inc.	241,458
206		Companhia Vale Do Rio Doce	3,091
7,784		CRH PLC	490,938
14,000		Dongyue Group Ltd.	10,704
13,091		Dow, Inc.	677,459
8,800		Ganfeng Lithium Group Co Ltd.	28,341
5		Givaudan SA	18,712
15,598		Glencore PLC	87,453
5,501		Grasim Industries Ltd.	132,853
483		Greif, Inc.	33,641
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
2,954		Heidelberg Materials AG	$ 240,454
2,480		Holcim Ltd.	182,523
1,215		Hyundai Steel Co.	33,194
18,876		Independence Group NL	107,309
41		Innospec, Inc.	4,308
1,845		James Hardie Industries PLC, GDR	59,134
200		JFE Holdings, Inc.	2,962
26,000		Jiangxi Copper Co. Ltd.	36,880
2,500		JSR Corp.	68,706
10,291		Klabin SA	47,189
244		Korea Kumho Petrochemical Co. Ltd.	24,159
29		L.G. Chemical Ltd.	11,287
1,336		Luberef	48,874
9,500		Mitsubishi Chemical Holdings Corp.	62,168
36,800		Nippon Paint Holdings Co. Ltd.	275,745
362	[2]	Norilsk Nickel	0
3,212		Norsk Hydro ASA	18,634
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
3,726		Nucor Corp.	633,308
1,972		Nutrien Ltd.	105,478
2,566		Oci NV	55,218
268		Olympic Steel, Inc.	15,150
3,607		Pactiv Evergreen, Inc.	41,264
1,723		PI Industries Ltd.	78,012
172,460		Pilbara Minerals Ltd.	416,134
4	[2]	Polymetal International PLC	0
274	[2]	Polyus PJSC	0
252		POSCO Holdings, Inc.	94,581
3,824	[1]	PQ Group Holdings, Inc.	36,405
4,315		Queen’s Road Capital Investment Ltd.	2,035
470		Reliance Steel & Aluminum Co.	129,372
575	[1,2]	Resolute Forest Products, Rights	817
66,277	[2]	Rusal	0
995		Ryerson Holding Corp.	30,815
1,833		Saudi Arabian Fertilizers Co.	67,299
1,593	[1]	Saudi Arabian Mining Co.	16,922
2,500		Shandong Gold Mining Co. Ltd.	4,947
601		Smurfit Kappa Group PLC	22,816
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
174		Solvay SA	$ 20,123
1,076		Steel Dynamics, Inc.	128,184
1,343		Stora Enso Oyj, Class R	17,439
4,321		SunCoke Energy, Inc.	40,229
1,777		Suzano Papel e Celulose SA	19,416
478		Umicore SA	12,779
1,237		UPM - Kymmene Oyj	43,230
268		Va Stahl Ag	7,540
4,460		West Fraser Timber Co. Ltd.	323,485
607		Worthington Industries, Inc.	43,522
394		Yara International ASA	13,356
44,100		Zhongjin Gold Corp Ltd.	66,854
		TOTAL	6,690,227
		Real Estate— 1.6%
6,557	[1]	Apartment Investment & Management Co., Class A	45,178
3,287		Armada Hoffler Properties, Inc.	36,091
3,042		Broadstone Net Lease, Inc.	48,672
2,100		CapitaLand Ascendas REIT	4,449
774		Chatham Lodging Trust	7,670
50,000		China Overseas Property Holdings Ltd.	40,741
21,000		China Resources Mixc Lifestyle Services Ltd.	79,559
59,500		CK Asset Holdings Ltd.	282,978
2	[1]	Compass, Inc.	4
120		Covivio	5,864
6,202		Crown Castle, Inc.	727,371
2,520		Dar Al Arkan Real Estate Development Co.	10,028
7,863		DLF Ltd.	59,101
1,463		Equinix, Inc.	1,192,360
39,615		Fibra Uno Administracion SA	64,046
38		FirstService Corp.	5,963
617		Global Medical REIT, Inc.	6,189
10,678		Goodman Group	161,107
696		Klepierre SA	17,568
2,263		Land Securities Group PLC	17,895
473		LEG Immobilien SE	36,119
807		LXP Industrial Trust	7,086
20,500		Mitsubishi Estate Co. Ltd.	276,659
1,890		Plymouth Industrial REIT, Inc.	41,108
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Real Estate— continued
7,227	ProLogis, Inc.	$ 830,599
3,550	RPT Realty	41,251
5,321	Service Properties Trust	38,045
20,000	Swire Pacific Ltd., Class A	129,932
1,783	UMH Properties, Inc.	25,176
367	Warehouses De Pauw SCA	10,316
2,214	Whitestone Project	24,265
	TOTAL	4,273,390
	Utilities— 1.5%
59,180	AES Corp.	1,018,488
1,082	Algonquin Power & Utilities Corp.	6,674
73	AltaGas Ltd.	1,485
48	Brookfield Infrastructure Corp.	1,491
12,424	Centrica PLC	23,417
391	CEZ A.S.	17,296
24,000	China Resources Power Holdings Co. Ltd.	46,286
2,200	Chubu Electric Power Co., Inc.	27,152
441	Clearway Energy, Inc.	10,438
11,602	E.On AG	150,703
713	EDP Renovaveis SA	13,000
67	Elia System Operator S.A./NV	7,257
7,227	Energias de Portugal SA	34,511
8,227	Engie	142,627
4,999	Engie Brasil Energia SA	44,180
988	Fortum Oyj	13,893
72,100	GD Power Development Co., Ltd.	39,939
20,000	Huaneng Power International, Inc.	10,412
14,600	Huaneng Power International, Inc.	15,793
3,814	Hydro One Ltd.	106,020
29,359	Iberdrola SA	363,071
5,090	Indraprastha Gas Ltd.	23,772
39	Korea Electric Power Corp.	569
4,000	Kunlun Energy Co. Ltd.	3,697
2,960	Meridian Energy Ltd.	9,517
1,613	Mighty River Power Ltd.	6,186
12,122	NiSource, Inc.	310,808
9,324	NRG Energy, Inc.	446,060
162	Oesterreichische Elektrizitaetswirtschafts AG	15,441
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Utilities— continued
1,181,504	[2]	OJSC Inter Rao Ues	$ 0
696		ONE Gas, Inc.	40,110
10,704		Origin Energy Ltd.	58,297
552		Otter Tail Corp.	42,123
21,219		PGE SA	44,694
372		PNM Resources, Inc.	15,464
10,708		Power Grid Corp of India Ltd.	26,909
501		Public Power Corp.	5,889
10,004		SSE PLC	232,013
15,914		Tata Power Co. Ltd.	51,164
2,700		Tokyo Gas Co. Ltd.	62,511
833		Unitil Corp.	40,384
16,564		Vistra Corp.	586,531
		TOTAL	4,116,272
		TOTAL COMMON STOCKS (IDENTIFIED COST $134,522,141)	160,283,403
		FOREIGN GOVERNMENTS/AGENCIES— 9.0%
		Sovereign— 9.0%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	220,461
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	238,968
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	189,106
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	560,179
300,000		Bundesrepublik Deutschland, Unsecd. Note, 2.100%, 11/15/2029	321,926
350,000		Buoni Poliennali del Tes, Sr. Unsecd. Note, 5.000%, 8/1/2039	400,085
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	302,541
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	392,047
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	135,861
460,000		Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	328,863
EUR 606,000		France, Government of, 0.500%, 5/25/2025	635,212
400,000		France, Government of, 5.750%, 10/25/2032	529,733
150,000		France, Government of, Bond, 4.500%, 4/25/2041	187,176
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	741,221
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	307,713
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	392,283
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	137,887
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	265,952
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES— continued
	Sovereign— continued
EUR 300,000	France, Government of, Unsecd. Note, 2.500%, 5/25/2030	$ 321,477
1,000,000	Germany, Government of, 0.250%, 2/15/2027	1,014,256
450,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	591,235
300,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	415,210
500,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	527,210
480,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	439,467
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	688,794
825,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	861,694
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	183,210
JPY 80,000,000	Japan (40 Year issue), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	366,054
72,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	536,746
140,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,031,709
215,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,523,490
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	402,278
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	631,651
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	511,408
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	644,077
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,315
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	792,305
EUR 370,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	394,529
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	63,384
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	96,441
250,000	Spain, Government of, 4.200%, 1/31/2037	285,957
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	621,263
640,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	646,552
780,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	842,537
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	90,780
GBP 700,000	United Kingdom, Government of, 2.750%, 9/7/2024	869,487
630,000	United Kingdom, Government of, 3.250%, 1/22/2044	649,080
550,000	United Kingdom, Government of, 4.250%, 12/7/2027	697,640
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	338,032
480,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	542,145
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES— continued
		Sovereign— continued
GBP 600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	$ 416,086
380,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	485,607
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $28,202,819)	24,840,320
		CORPORATE BONDS— 6.7%
		Capital Goods - Aerospace & Defense— 0.4%
$ 350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	346,405
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	141,161
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	240,419
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	208,402
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	87,789
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.376% (CME Term SOFR 3 Month +1.996%), 2/15/2042	70,488
		TOTAL	1,094,664
		Capital Goods - Building Materials— 0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	112,719
85,000		Carrier Global Corp., Sr. Unsecd. Note, 144A, 6.200%, 3/15/2054	89,924
		TOTAL	202,643
		Capital Goods - Construction Machinery— 0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	246,067
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	194,885
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	188,945
		TOTAL	629,897
		Capital Goods - Diversified Manufacturing— 0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	66,287
		Communications - Cable & Satellite— 0.0%
30,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,928
		Communications - Media & Entertainment— 0.0%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,767
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	65,207
		TOTAL	84,974
		Communications - Telecom Wireless— 0.2%
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	322,312
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	63,799
300,000		T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	202,259
		TOTAL	588,370
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wirelines— 0.1%
$ 364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	$ 240,211
	Consumer Cyclical - Automotive— 0.1%
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	66,904
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	191,342
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	144,646
	TOTAL	402,892
	Consumer Cyclical - Retailers— 0.4%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	501,246
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	208,898
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	290,854
42,573	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	41,913
	TOTAL	1,042,911
	Consumer Cyclical - Services— 0.0%
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	125,659
	Consumer Non-Cyclical - Health Care— 0.3%
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	112,836
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	245,921
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	351,741
	TOTAL	710,498
	Consumer Non-Cyclical - Pharmaceuticals— 0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	87,102
	Consumer Non-Cyclical - Tobacco— 0.4%
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	537,493
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	460,578
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	176,873
	TOTAL	1,174,944
	Energy - Integrated— 0.1%
340,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	330,992
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	37,133
	TOTAL	368,125
	Energy - Midstream— 0.4%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,506
325,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	318,766
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	76,874
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	193,607
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	$ 61,748
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	243,819
		TOTAL	1,005,320
		Energy - Oil Field Services— 0.0%
85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	88,220
		Financial Institution - Banking— 1.1%
500,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	406,393
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	91,378
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	294,163
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	94,382
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	259,703
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	234,987
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,276
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	242,736
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2072	100,053
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	53,660
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	198,669
11,587	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,867
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	219,195
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	246,292
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	230,027
		TOTAL	2,919,781
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	135,271
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	68,885
		TOTAL	204,156
		Financial Institution - Finance Companies— 0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	221,052
		Financial Institution - Insurance - Life— 0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	155,525
10,000	[4]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	12,997
		TOTAL	168,522
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - P&C— 0.0%
$ 75,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	$ 55,318
	Financial Institution - REIT - Apartment— 0.2%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	296,835
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	131,155
	TOTAL	427,990
	Financial Institution - REIT - Healthcare— 0.2%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	405,174
	Financial Institution - REIT - Other— 0.1%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	158,892
	Financial Institution - REITs— 0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	60,306
	Food Products— 0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	872
	Foreign-Local-Government— 0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	52,296
	Municipal Services— 0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	92,428
	Sovereign— 0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	210,604
	Technology— 0.6%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	32,804
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	229,135
75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	75,551
320,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	323,566
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	273,504
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	296,150
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	526,751
	TOTAL	1,757,461
	Technology Services— 0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	222,083
	Transportation - Airlines— 0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	139,165
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	60,907
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	178,329
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Transportation - Services— continued
$ 160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	$ 157,311
	TOTAL	396,547
	Utility - Electric— 0.9%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	95,961
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	166,899
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	263,435
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	146,315
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	389,714
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	287,691
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	155,162
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	134,081
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	150,649
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	388,982
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	134,111
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	98,727
	TOTAL	2,411,727
	Utility - Natural Gas— 0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	494,541
	Utility - Other— 0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	105,927
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,004,998)	18,446,487
	ASSET-BACKED SECURITIES— 1.4%
	Auto Receivables— 0.6%
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	200,554
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	99,897
150,042	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	150,290
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	294,066
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	173,102
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	200,475
326,148	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	323,383
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	$ 266,669
	TOTAL	1,708,436
	Credit Card— 0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	442,896
	Equipment Lease— 0.3%
5,605	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	5,597
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	173,697
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	531,406
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	198,612
	TOTAL	909,312
	Other— 0.2%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	297,687
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	198,401
	TOTAL	496,088
	Student Loans— 0.1%
66,903	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	57,806
224,330	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	190,546
	TOTAL	248,352
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,957,073)	3,805,084
	U.S. TREASURIES— 1.1%
	U.S. Treasury Bond— 1.0%
1,450,000	United States Treasury Bond, 1.875%, 11/15/2051	840,320
510,000	United States Treasury Bond, 2.375%, 5/15/2051	335,086
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,290
25,000	United States Treasury Bond, 3.250%, 5/15/2042	20,465
1,600,000	United States Treasury Bond, 4.125%, 8/15/2053	1,496,250
	TOTAL	2,694,411
	U.S. Treasury Note— 0.1%
300,000	United States Treasury Note, 4.500%, 11/15/2033	303,797
150,000	United States Treasury Note, 4.875%, 10/31/2028	153,713
	TOTAL	457,510
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,903,039)	3,151,921
	COLLATERALIZED MORTGAGE OBLIGATIONS— 0.4%
	Commercial Mortgage— 0.2%
125,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	125,571
255,000	Bank, Class A4, 3.488%, 11/15/2050	233,790
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
	Commercial Mortgage— continued
$ 300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	$ 275,535
	TOTAL	634,896
	Federal Home Loan Mortgage Corporation— 0.1%
250,000	Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	247,338
	Non-Agency Mortgage— 0.1%
333,888	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	281,457
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,245,853)	1,163,691
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.3%
	Commercial Mortgage— 0.1%
150,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	154,120
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	191,054
	TOTAL	345,174
	Federal Home Loan Mortgage Corporation— 0.2%
32,331	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	31,679
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	468,735
	TOTAL	500,414
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $908,453)	845,588
	GOVERNMENT AGENCIES— 0.3%
	Agency— 0.1%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	188,228
	Federal National Mortgage Association— 0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	598,624
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,962)	786,852
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
436	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	448
398	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	412
666	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	680
316	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	324
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 558	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	$ 571
897	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	929
	TOTAL	3,364
	Federal National Mortgage Association— 0.0%
430	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	437
1,857	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,869
1,276	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,307
23	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	23
25	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	25
80	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	81
557	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	568
2,189	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,232
899	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	916
411	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	416
1,887	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,875
	TOTAL	9,749
	Government National Mortgage Association— 0.0%
2,097	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,154
1,314	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,360
3,253	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,343
4,526	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,660
539	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	549
130	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	133
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 56		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	$ 56
986		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,003
902		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	918
383		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	386
346		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	348
		TOTAL	14,910
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,644)	28,023
		PURCHASED CALL OPTION— 0.0%
2,300,000		JPM EUR CALL/JPY PUT, Exercise Price $163, Notional Amount $358,984,000 Expiration Date 1/4/2024 (IDENTIFIED COST $12,082)	9,994
		PURCHASED PUT OPTION— 0.0%
1,500,000		JPM EUR PUT/USD CALL (PUT-Option), Exercise Price $1.0775, Notional Amount $ 234,120,000, Expiration Date 2/28/2024 (IDENTIFIED COST $8,312)	11,690
		INVESTMENT COMPANIES— 22.1%
2,386		Bank Loan Core Fund	20,785
3,280,294		Emerging Markets Core Fund	26,209,549
10,579,932		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[5]	10,583,106
360,898	[6]	High Yield Bond Core Fund	1,952,456
2,219,824		Mortgage Core Fund	18,024,966
458,062		Project and Trade Finance Core Fund	4,026,368
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $61,980,962)	60,817,230
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $255,608,338)[7]	274,190,283
		OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	1,276,607
		TOTAL NET ASSETS—100%	$275,466,890
Annual Shareholder Report

At November 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	4	$575,991	December 2023	$10,095
E-mini Russel 2000 Long Futures	19	$1,721,590	December 2023	$6,596
HANG SENG Index Long Futures	4	$436,496	December 2023	$(13,544)
IBEX 35 Index Long Futures	16	$1,753,914	December 2023	$79,764
MSCI EMGMKT Long Futures	21	$1,036,455	December 2023	$(8,144)
NASDAQ 100 E-mini Long Futures	3	$959,130	December 2023	$55,900
S+P500 E-mini Long Futures	25	$5,720,937	December 2023	$378,854
TOPIX Index Long Futures	2	$320,518	December 2023	$4,710
United States Treasury Long Bond Long Futures	1	$116,437	March 2024	$784
United States Treasury Notes 2-Year Long Futures	6	$1,226,766	March 2024	$4,768
United States Treasury Notes 5-Year Long Futures	80	$8,548,125	March 2024	$44,820
United States Treasury Notes 10-Year Long Futures	1	$109,797	March 2024	$615
United States Treasury Notes 10-Year Ultra Long Futures	10	$1,135,156	March 2024	$8,175
Short Futures:
United States Treasury Ultra Bond Short Futures	6	$738,000	March 2024	$(7,234)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$566,159
At November 30, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/27/2023	State Street Bank & Trust Co.	2,350,000	BRL	$460,205	$15,926
12/27/2023	State Street Bank & Trust Co.	2,350,000	BRL	$463,349	$12,782
12/27/2023	State Street Bank & Trust Co.	1,300,000	BRL	$258,900	$4,492
12/27/2023	Morgan Stanley Capital	1,600,000	CNY	$221,084	$3,797
12/27/2023	Morgan Stanley Capital	450,000	EUR	$482,200	$8,144
12/27/2023	Credit Agricole CIB	233,559,917	JPY	$1,567,043	$14,224
12/27/2023	Credit Agricole CIB	448,950,807	JPY	$3,060,000	$(20,475)
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
12/27/2023	JPMorgan Chase Bank, N.A.	102,132,056	JPY	$685,174	$6,289
12/27/2023	Morgan Stanley Capital	5,498,981	MXN	$300,000	$15,445
12/27/2023	JPMorgan Chase Bank, N.A.	8,332,353	NOK	$750,000	$20,638
12/27/2023	Bank Of America, N.A.	4,028,162	NOK	$375,000	$(2,446)
12/27/2023	Barclays Bank PLC	2,696,152	NOK	$250,000	$(640)
12/27/2023	BNP Paribas SA	5,562,607	NOK	$500,000	$14,471
2/5/2024	Citibank N.A.	92,594	GBP	$113,916	$3,037
2/6/2024	Bank Of America, N.A.	1,728,182	MXN	$97,399	$1,078
2/8/2024	JPMorgan Chase Bank, N.A.	22,283	AUD	$14,500	$253
2/8/2024	HSBC Bank USA	18,982	AUD	$10,000	$250
2/8/2024	BNP Paribas SA	80,124	AUD	$51,702	$1,344
2/8/2024	State Street Bank & Trust Co.	38,294	CAD	$28,000	$251
2/8/2024	JPMorgan Chase Bank, N.A.	38,512	CAD	$28,000	$412
2/8/2024	Citibank N.A.	162,620	CAD	$118,325	$1,640
2/8/2024	The Bank Of New York Mellon	48,351	CHF	$54,243	$1,353
2/8/2024	Citibank N.A.	311,304	EUR	$334,309	$5,491
2/8/2024	State Street Bank & Trust Co.	122,295	EUR	$131,658	$1,849
2/8/2024	Credit Agricole CIB	20,315,208	JPY	$137,500	$984
2/8/2024	State Street Bank & Trust Co.	16,947,998	MXN	$940,000	$32,211
2/8/2024	Credit Agricole CIB	310,710	NOK	$28,000	$771
2/8/2024	HSBC Bank USA	20,709	NZD	$10,000	$466
2/8/2024	Morgan Stanley Capital	25,150	NZD	$15,000	$491
Contracts Sold:
12/1/2023	Income Repatriation Boston	1,015	BRL	$206	$0
12/27/2023	State Street Bank & Trust Co.	1,300,000	BRL	$254,928	$(8,464)
12/27/2023	State Street Bank & Trust Co.	4,700,000	BRL	$920,670	$(31,592)
12/27/2023	Credit Agricole CIB	1,497,826	EUR	$233,559,917	$(65,068)
12/27/2023	JPMorgan Chase Bank, N.A.	650,000	EUR	$102,132,056	$(23,100)
12/27/2023	Bank Of America, N.A.	450,000	EUR	$479,223	$(11,121)
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
12/27/2023	State Street Bank & Trust Co.	1,500,000	EUR	$1,594,683	$(39,796)
12/27/2023	JPMorgan Chase Bank, N.A.	850,000	GBP	$1,035,974	$(37,338)
12/27/2023	Barclays Bank PLC	21,946,749	MXN	$1,240,000	$(18,961)
12/27/2023	The Bank Of New York Mellon	16,416,822	MXN	$900,000	$(41,740)
12/27/2023	Goldman Sachs Bank USA	16,017,109	NOK	$1,500,000	$18,619
12/27/2023	JPMorgan Chase Bank, N.A.	4,086,135	NOK	$375,000	$(2,916)
12/27/2023	Morgan Stanley Capital	8,273,545	NOK	$750,000	$(15,199)
12/27/2023	BNP Paribas SA	4,088,187	NOK	$375,000	$(3,106)
2/8/2024	State Street Bank & Trust Co.	22,037	AUD	$14,500	$(90)
2/8/2024	Bank Of America, N.A.	76,392	CAD	$56,000	$(357)
2/8/2024	JPMorgan Chase Bank, N.A.	30,574	EUR	$33,681	$304
2/8/2024	Credit Agricole CIB	61,147	EUR	$66,535	$(219)
2/8/2024	HSBC Bank USA	10,000	GBP	$20,709	$(341)
2/8/2024	HSBC Bank USA	10,000	GBP	$18,982	$(314)
2/8/2024	JPMorgan Chase Bank, N.A.	148,806	NOK	$14,000	$221
2/8/2024	Citibank N.A.	152,498	NOK	$14,000	$(121)
2/8/2024	State Street Bank & Trust Co.	24,733	NZD	$15,000	$(234)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(136,405)
At November 30, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Written Option Contract:
JP Morgan	EUR CALL/ USD PUT	(1,500,000)	$1,500,000	February 2024	$1.12	$(5,013)
(Premium Received $7,243)						$(5,013)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$268,458	$2,877	$(250,000)
Emerging Markets Core Fund	$27,453,367	$8,938,407	$(10,400,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$23,474,696	$95,522,989	$(108,424,534)
High Yield Bond Core Fund	$2,499,290	$134,102	$(731,300)
Mortgage Core Fund	$21,894,355	$6,193,936	$(9,471,535)
Project and Trade Finance Core Fund	$4,320,769	$366,506	$(700,000)
TOTAL OF AFFILIATED TRANSACTIONS	$79,910,935	$111,158,817	$(129,977,369)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2023	Shares Held as of 11/30/2023	Dividend Income
$10,648	$(11,198)	$20,785	2,386	$2,876
$2,518,761	$(2,300,986)	$26,209,549	3,280,294	$2,138,406
$208	$9,747	$10,583,106	10,579,932	$517,124
$74,542	$(24,178)	$1,952,456	360,898	$134,113
$811,524	$(1,403,314)	$18,024,966	2,219,824	$777,435
$88,693	$(49,600)	$4,026,368	458,062	$366,505
$3,504,376	$(3,779,529)	$60,817,230	16,901,396	$3,936,459

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation
Committee”).

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act; or (b) is subject to a contractual restriction on public sales. At November 30, 2023, these restricted securities amounted to $24,449, which represented 0.0% of total net assets.

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	The cost of investments for federal tax purposes amounts to $291,596,266.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$104,292,614	$—	$5,351	$104,297,965
International	6,998,731	48,986,707	—	55,985,438
Debt Securities:
Foreign Governments/Agencies	—	24,840,320	—	24,840,320
Corporate Bonds	—	18,441,620	4,867	18,446,487
Asset-Backed Securities	—	3,805,084	—	3,805,084
U.S. Treasuries	—	3,151,921	—	3,151,921
Collateralized Mortgage Obligations	—	1,163,691	—	1,163,691
Commercial Mortgage-Backed Securities	—	845,588	—	845,588
Government Agencies	—	786,852	—	786,852
Mortgage-Backed Securities	—	28,023	—	28,023
Purchased Call Option	9,994	—	—	9,994
Purchased Put Option	11,690	—	—	11,690
Investment Companies[1]	56,790,862	—	—	60,817,230
TOTAL SECURITIES	$168,103,891	$102,049,806	$10,218	$274,190,283
Other Financial Instruments:
Assets
Futures Contracts	$595,081	$—	$—	$595,081
Foreign Exchange Contracts	—	187,233	—	187,233
Liabilities
Futures Contracts	(28,922)	—	—	(28,922)
Foreign Exchange Contracts	—	(323,638)	—	(323,638)
Written Options Contracts	(5,013)	—	—	(5,013)
TOTAL OTHER FINANCIAL INSTRUMENTS	$561,146	$(136,405)	$—	$424,741

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,026,368 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AMBAC	—American Municipal Bond Assurance Corporation
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.75	$23.08	$21.46	$19.83	$19.08
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.31	0.28	0.25	0.31
Net realized and unrealized gain (loss)	0.25	(2.45)	1.87	1.82	1.44
Total From Investment Operations	0.63	(2.14)	2.15	2.07	1.75
Less Distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.29)	(0.27)	(0.36)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.30)	(3.19)	(0.53)	(0.44)	(1.00)
Net Asset Value, End of Period	$18.08	$17.75	$23.08	$21.46	$19.83
Total Return[2]	3.61%	(11.01)%	10.09%	10.70%	9.89%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.14%	1.14%	1.14%	1.15%
Net investment income	2.14%	1.66%	1.24%	1.28%	1.65%
Expense waiver/reimbursement[4]	0.29%	0.23%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,780	$143,502	$183,613	$176,368	$181,579
Portfolio turnover[5]	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.12	$22.35	$20.80	$19.22	$18.52
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.16	0.10	0.09	0.16
Net realized and unrealized gain (loss)	0.24	(2.35)	1.80	1.78	1.40
Total From Investment Operations	0.47	(2.19)	1.90	1.87	1.56
Less Distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.11)	(0.12)	(0.22)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.16)	(3.04)	(0.35)	(0.29)	(0.86)
Net Asset Value, End of Period	$17.43	$17.12	$22.35	$20.80	$19.22
Total Return[2]	2.81%	(11.66)%	9.20%	9.87%	9.06%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.93%	1.93%	1.93%	1.92%
Net investment income	1.35%	0.87%	0.45%	0.50%	0.89%
Expense waiver/reimbursement[4]	0.27%	0.19%	0.12%	0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,078	$38,482	$52,288	$58,092	$64,600
Portfolio turnover[5]	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.59	$22.89	$21.30	$19.67	$18.94
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.23	0.18	0.17	0.24
Net realized and unrealized gain (loss)	0.25	(2.42)	1.84	1.82	1.41
Total From Investment Operations	0.55	(2.19)	2.02	1.99	1.65
Less Distributions:
Distributions from net investment income	(0.22)	(0.22)	(0.19)	(0.19)	(0.28)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.22)	(3.11)	(0.43)	(0.36)	(0.92)
Net Asset Value, End of Period	$17.92	$17.59	$22.89	$21.30	$19.67
Total Return[2]	3.20%	(11.37)%	9.55%	10.31%	9.38%
Ratios to Average Net Assets:
Net expenses[3]	1.57%	1.57%	1.57%	1.57%	1.56%
Net investment income	1.71%	1.24%	0.81%	0.85%	1.26%
Expense waiver/reimbursement[4]	0.27%	0.24%	0.13%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,237	$36,898	$45,723	$43,197	$42,860
Portfolio turnover[5]	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.89	$23.23	$21.60	$19.95	$19.19
Income From Investment Operations:
Net investment income (loss)[1]	0.43	0.37	0.35	0.31	0.37
Net realized and unrealized gain (loss)	0.25	(2.46)	1.87	1.84	1.45
Total From Investment Operations	0.68	(2.09)	2.22	2.15	1.82
Less Distributions:
Distributions from net investment income	(0.35)	(0.36)	(0.35)	(0.33)	(0.42)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.35)	(3.25)	(0.59)	(0.50)	(1.06)
Net Asset Value, End of Period	$18.22	$17.89	$23.23	$21.60	$19.95
Total Return[2]	3.90%	(10.72)%	10.39%	11.06%	10.21%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.85%	0.85%	0.86%
Net investment income	2.42%	1.93%	1.52%	1.58%	1.95%
Expense waiver/reimbursement[4]	0.31%	0.26%	0.16%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,136	$87,202	$130,562	$100,317	$99,564
Portfolio turnover[5]	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.76	$23.08	$21.47	$19.84	$19.09
Income From Investment Operations:
Net investment income (loss)[1]	0.43	0.37	0.35	0.31	0.38
Net realized and unrealized gain (loss)	0.25	(2.44)	1.86	1.82	1.44
Total From Investment Operations	0.68	(2.07)	2.21	2.13	1.82
Less Distributions:
Distributions from net investment income	(0.35)	(0.36)	(0.36)	(0.33)	(0.43)
Distributions from net realized gain	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.35)	(3.25)	(0.60)	(0.50)	(1.07)
Net Asset Value, End of Period	$18.09	$17.76	$23.08	$21.47	$19.84
Total Return[2]	3.92%	(10.67)%	10.41%	11.04%	10.26%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.83%	0.84%
Net investment income	2.45%	2.03%	1.54%	1.58%	1.97%
Expense waiver/reimbursement[4]	0.27%	0.21%	0.12%	0.15%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,236	$6,399	$4,866	$7,056	$6,275
Portfolio turnover[5]	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2023

Assets:
Investment in securities, at value including $60,817,230 of investments in affiliated holdings* (identified cost $255,608,338, including $61,980,962 of identified cost in affiliated holdings)	$274,190,283
Cash denominated in foreign currencies (identified cost $232,045)	274,557
Due from broker (Note 2)	831,606
Income receivable	969,216
Income receivable from affiliated holdings	345,535
Receivable for investments sold	7,184
Receivable for shares sold	35,155
Unrealized appreciation on foreign exchange contracts	187,233
Receivable for variation margin on futures contracts	9,623
Total Assets	276,850,392
Liabilities:
Payable for investments purchased	297,453
Payable for shares redeemed	334,161
Written options outstanding, at value (premium received $7,243)	5,013
Unrealized depreciation on foreign exchange contracts	323,638
Bank overdraft	67,947
Payable for investment adviser fee (Note 5)	3,142
Payable for administrative fee (Note 5)	588
Payable for custodian fees	104,893
Payable for auditing fees	45,491
Payable for share registration costs	22,369
Payable for transfer agent fees (Note 2)	62,958
Payable for distribution services fee (Note 5)	35,240
Payable for other service fees (Notes 2 and 5)	33,720
Accrued expenses (Note 5)	46,889
Total Liabilities	1,383,502
Net assets for 15,295,596 shares outstanding	$275,466,890
Net Assets Consist of:
Paid-in capital	$326,503,189
Total distributable earnings (loss)	(51,036,299)
Total Net Assets	$275,466,890
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($135,779,826 ÷ 7,508,938 shares outstanding), no par value, unlimited shares authorized	$18.08
Offering price per share (100/94.50 of $18.08)	$19.13
Redemption proceeds per share	$18.08
Class C Shares:
Net asset value per share ($33,077,936 ÷ 1,897,706 shares outstanding), no par value, unlimited shares authorized	$17.43
Offering price per share	$17.43
Redemption proceeds per share (99.00/100 of $17.43)	$17.26
Class R Shares:
Net asset value per share ($38,237,426 ÷ 2,133,986 shares outstanding), no par value, unlimited shares authorized	$17.92
Offering price per share	$17.92
Redemption proceeds per share	$17.92
Institutional Shares:
Net asset value per share ($62,135,720 ÷ 3,410,228 shares outstanding), no par value, unlimited shares authorized	$18.22
Offering price per share	$18.22
Redemption proceeds per share	$18.22
Class R6 Shares:
Net asset value per share ($6,235,982 ÷ 344,738 shares outstanding), no par value, unlimited shares authorized	$18.09
Offering price per share	$18.09
Redemption proceeds per share	$18.09

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2023

Investment Income:
Dividends (including $3,936,459 received from affiliated holdings* and net of foreign taxes withheld of $233,789)	$7,944,906
Interest	1,766,408
TOTAL INCOME	9,711,314
Expenses:
Investment adviser fee (Note 5)	2,076,399
Administrative fee (Note 5)	246,566
Custodian fees	258,298
Transfer agent fees (Note 2)	525,732
Directors’/Trustees’ fees (Note 5)	8,546
Auditing fees	38,114
Legal fees	15,963
Portfolio accounting fees	149,121
Distribution services fee (Note 5)	453,539
Other service fees (Notes 2 and 5)	437,136
Share registration costs	85,143
Printing and postage	39,331
Miscellaneous (Note 5)	109,459
TOTAL EXPENSES	4,443,347
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(790,152)
Reimbursement of other operating expenses (Notes 2 and 5)	(63,769)
TOTAL WAIVER AND REIMBURSEMENTS	(853,921)
Net expenses	3,589,426
Net investment income	6,121,888
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including foreign taxes withheld of $(57,269) and (including net realized loss of $(3,779,529) on sales of investments in affiliated holdings*)	$(2,236,572)
Net realized loss on foreign currency transactions	(28,237)
Net realized loss on foreign exchange contracts	(782,331)
Net realized loss on futures contracts	(841,235)
Net realized gain on written options	13,019
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $3,504,376 on investments in affiliated holdings*)	7,325,338
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	19,172
Net change in unrealized appreciation of foreign exchange contracts	(271,218)
Net change in unrealized appreciation of futures contracts	525,711
Net change in unrealized appreciation of written options	2,230
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	3,725,877
Change in net assets resulting from operations	$9,847,765

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,121,888	$5,678,562
Net realized gain (loss)	(3,875,356)	(11,165,036)
Net change in unrealized appreciation/depreciation	7,601,233	(39,017,910)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,847,765	(44,504,384)
Distributions to Shareholders:
Class A Shares	(2,376,258)	(25,477,599)
Class B Shares[1]	(12,031)	(572,916)
Class C Shares	(353,867)	(7,081,494)
Class R Shares	(473,222)	(6,260,667)
Institutional Shares	(1,595,012)	(18,549,980)
Class R6 Shares	(124,893)	(701,453)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,935,283)	(58,644,109)
Share Transactions:
Proceeds from sale of shares	33,186,297	42,238,032
Net asset value of shares issued to shareholders in payment of distributions declared	4,774,694	56,475,067
Cost of shares redeemed	(82,107,876)	(102,361,868)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,146,885)	(3,648,769)
Change in net assets	(39,234,403)	(106,797,262)
Net Assets:
Beginning of period	314,701,293	421,498,555
End of period	$275,466,890	$314,701,293

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2023
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Shareholder Report

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $853,921 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended November 30, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$229,204	$(31,289)
Class B Shares	969	(125)
Class C Shares	62,223	(75)
Class R Shares	118,459	(16)
Institutional Shares	109,752	(32,264)
Class R6 Shares	5,125	—
TOTAL	$525,732	$(63,769)
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$347,979
Class B Shares	976
Class C Shares	88,181
TOTAL	$437,136
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate,
Annual Shareholder Report

total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2023, the Fund had no outstanding swap contracts.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $24,292,831 and $1,610,368, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $547,794 and $422,105, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of
Annual Shareholder Report

exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $1,838 and $891, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $3,130 and $7,319, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities, held at November 30, 2023, is as follows:
Security	Acquisition Date	Cost	Value
XPEL, Inc.	8/1/2022	$19,409	$24,449
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$62,023*		$—
Equity contracts	Receivable for variation margin on futures contracts	504,136*		—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	187,233	Unrealized depreciation on foreign exchange contracts	323,638
Foreign exchange contracts		—	Written options outstanding, at value	5,013
Foreign exchange contracts	Purchased options, within Investment in securities at value	21,684		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$775,076		$328,651

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(793,050)	$—	$—	$—	$(793,050)
Equity contracts	(48,185)	—	—	—	(48,185)
Foreign exchange contracts	—	(782,331)	(31,964)	13,019	(801,276)
TOTAL	$(841,235)	$(782,331)	$(31,964)	$13,019	$(1,642,511)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$21,575	$—	$—	$—	$21,575
Equity contracts	504,136	—	—	—	504,136
Foreign exchange contracts	—	(271,218)	1,290	2,230	(267,698)
TOTAL	$525,711	$(271,218)	$1,290	$2,230	$258,013

2	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2023, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$187,233	$(133,119)	$—	$54,114
Purchased Option Contracts	21,684	(5,013)	—	16,671
TOTAL	$208,917	$(138,132)	$—	$70,785

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$323,638	$(133,119)	$—	$190,519
Written Option Contracts	5,013	(5,013)	—	—
TOTAL	$328,651	$(138,132)	$—	$190,519
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	520,123	$9,200,463	515,866	$9,842,217
Shares issued to shareholders in payment of distributions declared	127,906	2,234,771	1,163,150	23,853,023
Conversion of Class B Shares to Class A Shares[1]	118,745	2,155,217	—	—
Shares redeemed	(1,342,338)	(23,732,257)	(1,551,270)	(29,058,530)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(575,564)	$(10,141,806)	127,746	$4,636,710
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,335	$2,155,238	10,234	$196,417
Shares issued to shareholders in payment of distributions declared	707	11,841	26,902	539,155
Conversion of Class B Shares to Class A Shares[1]	(122,335)	(2,155,217)	—	—
Shares redeemed	(129,522)	(2,277,125)	(106,325)	(1,980,897)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(128,815)	$(2,265,263)	(69,189)	$(1,245,325)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	300,178	$5,125,817	376,714	$6,855,700
Shares issued to shareholders in payment of distributions declared	21,068	353,811	354,857	7,067,319
Shares redeemed	(671,347)	(11,475,621)	(823,200)	(14,700,482)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(350,101)	$(5,995,993)	(91,629)	$(777,463)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	433,981	$7,601,012	426,376	$7,914,014
Shares issued to shareholders in payment of distributions declared	27,346	473,219	306,892	6,260,614
Shares redeemed	(424,757)	(7,451,968)	(633,012)	(11,644,687)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	36,570	$622,263	100,256	$2,529,941
Annual Shareholder Report

	Year Ended 11/30/2023		Year Ended 11/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	416,817	$7,418,490	758,095	$14,762,162
Shares issued to shareholders in payment of distributions declared	89,897	1,581,654	877,291	18,104,224
Shares redeemed	(1,971,767)	(35,086,146)	(2,381,202)	(44,351,822)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,465,053)	$(26,086,002)	(745,816)	$(11,485,436)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	94,630	$1,685,277	151,080	$2,667,522
Shares issued to shareholders in payment of distributions declared	6,828	119,398	31,903	650,732
Shares redeemed	(117,147)	(2,084,759)	(33,373)	(625,450)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(15,689)	$(280,084)	149,610	$2,692,804
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,498,652)	$(44,146,885)	(529,022)	$(3,648,769)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$4,935,283	$22,030,158
Long-term capital gains	$—	$36,613,951

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
As of November 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,534,855
Net unrealized depreciation	$(17,332,823)
Capital loss carryforwards and deferrals	$(36,201,589)
Other temporary differences	$(36,742)
TOTAL	$(51,036,299)
At November 30, 2023, the cost of investments for federal tax purposes was $291,596,266. The net unrealized depreciation of investments for federal tax purposes was $17,332,823. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $26,477,351 and unrealized
Annual Shareholder Report

depreciation from investments for those securities having an excess of cost over value of $43,810,174. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, deferral of straddle loss, non-taxable dividends, partnership adjustments, mark-to-market on futures contracts and foreign exchange contracts and passive foreign investment company adjustments.
As of November 30, 2023, the Fund had a capital loss carryforward of $36,201,589 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$35,125,209	$1,076,380	$36,201,589
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2023, the Adviser voluntarily waived $778,817 of its fee and voluntarily reimbursed $63,769 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2023, the Adviser reimbursed $11,335.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2023, the Sub-Adviser earned a fee of $287,459.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2023, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$2,930
Class C Shares	264,542
Class R Shares	186,067
TOTAL	$453,539
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2023, FSC retained $13,770 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2023, FSC retained $6,150 in sales charges from the sale of Class A Shares.
FSC retained $2,875 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the year ended November 30, 2023, FSSC received $42,318 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2023, the Fee Limit for the Class C Shares was 1.93%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2023, were as follows:
Purchases	$266,021,816
Sales	$284,255,627
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2023, the Fund had no outstanding loans. During the year ended November 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2023, there were no outstanding loans. During the year ended November 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered
Annual Shareholder Report

reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2023, $3,494,613 of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
For the fiscal year ended November 30, 2023, 70.81% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2023, 31.97% qualify for the dividend received deduction available to corporate shareholders.
For the year ended November 30, 2023, 53.08% of total ordinary distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Federated Hermes Global Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Global Allocation Fund (the Fund), including the portfolio of investments, as of November 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 23, 2024
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,038.40	$5.88
Class C Shares	$1,000	$1,034.60	$9.84
Class R Shares	$1,000	$1,036.60	$8.02
Institutional Shares	$1,000	$1,040.20	$4.40
Class R6 Shares	$1,000	$1,040.00	$4.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.82
Class C Shares	$1,000	$1,015.39	$9.75
Class R Shares	$1,000	$1,017.20	$7.94
Institutional Shares	$1,000	$1,020.76	$4.36
Class R6 Shares	$1,000	$1,020.86	$4.26

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class C Shares	1.93%
Class R Shares	1.57%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
Annual Shareholder Report

considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the
Annual Shareholder Report

Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period, and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $38,114

Fiscal year ended 2022 - $36,299

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)             Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)     NA

(g)     Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $52,959

Fiscal year ended 2022 - $25,435

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2024

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2024